UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4576
                                                      --------
                                Bond Fund Series
                                ----------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                            -------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

  JUNE 30, 2008

--------------------------------------------------------------------------------

      Oppenheimer                                                 Management
      Convertible                                                Commentaries
      Securities Fund                                                and
                                                                  Semiannual
                                                                    Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Manager

            Listing of Top Holdings

      SEMIANNUAL REPORT

            Listing of Investments

            Financial Statements

                                                        [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN CONVERTIBLE CORPORATE BONDS AND NOTES SECTORS
----------------------------------------------------------------------------
Health Care                                                           14.5%
----------------------------------------------------------------------------
Information Technology                                                13.9
----------------------------------------------------------------------------
Industrials                                                           11.7
----------------------------------------------------------------------------
Energy                                                                 7.2
----------------------------------------------------------------------------
Financials                                                             4.7
----------------------------------------------------------------------------
Consumer Staples                                                       3.9
----------------------------------------------------------------------------
Consumer Discretionary                                                 3.2
----------------------------------------------------------------------------
Telecommunication Services                                             2.0
----------------------------------------------------------------------------
Utilities                                                              1.3
----------------------------------------------------------------------------
Materials                                                              0.7

Portfolio holdings and strategies are subject to change. Percentages are as of June 30, 2008, and are based on net assets.

PORTFOLIO ALLOCATION

[PIE CHART]

Convertible Corporate Bonds and Notes                    63.4%
Stocks                                                   32.4
Investment Company                                        4.2

Portfolio holdings and strategies are subject to change. Percentages are as of June 30, 2008, and are based on the total market value of investments.

                  10 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES
--------------------------------------------------------------------------------

      Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

      CLASS A shares of the Fund were first publicly offered on 5/1/95. Class A returns include the current maximum initial sales charge of 5.75%.

      CLASS B shares of the Fund were first publicly offered on 5/1/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

      CLASS C shares of the Fund were first publicly offered on 3/11/96. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

      CLASS M shares of the Fund were first publicly offered on 6/3/86. Class M returns include the current maximum initial sales charge of 3.25%. While Class M shares are subject to an annual 0.50% asset-based sales charge, the Board has set that charge at zero effective February 11, 2004.

      CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                  11 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
      (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in

                  12 | OPPENHEIMER CONVERTIBLE SECURITIES FUND the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                 BEGINNING        ENDING         EXPENSES
                                 ACCOUNT          ACCOUNT        PAID DURING
                                 VALUE            VALUE          6 MONTHS ENDED
ACTUAL                           JANUARY 1, 2008  JUNE 30, 2008  JUNE 30, 2008
--------------------------------------------------------------------------------
Class A                          $1,000.00        $  953.50      $4.77
--------------------------------------------------------------------------------
Class B                           1,000.00           949.00       8.66
--------------------------------------------------------------------------------
Class C                           1,000.00           949.00       8.57
--------------------------------------------------------------------------------
Class M                           1,000.00           953.80       4.48
--------------------------------------------------------------------------------
Class N                           1,000.00           951.30       6.91

HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------------
Class A                           1,000.00         1,019.99       4.93
--------------------------------------------------------------------------------
Class B                           1,000.00         1,016.01       8.96
--------------------------------------------------------------------------------
Class C                           1,000.00         1,016.11       8.86
--------------------------------------------------------------------------------
Class M                           1,000.00         1,020.29       4.63
--------------------------------------------------------------------------------
Class N                           1,000.00         1,017.80       7.15

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2008 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A           0.98%
----------------------------
Class B           1.78
----------------------------
Class C           1.76
----------------------------
Class M           0.92
----------------------------
Class N           1.42

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                  13 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                  14 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL
                                                                                     AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--63.1%
-----------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY--3.2%
-----------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.6%
Ford Motor Co., 4.25% Cv. Sr. Unsec. Nts., 12/15/36                             $ 3,000,000   $ 2,197,500
----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.1%
Carnival Corp., 2% Cv. Sr. Unsec. Unsub. Debs., 4/15/21                           4,000,000     4,095,000
-----------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.4%
Smith & Wesson Holding Corp., 4% Cv. Sr. Unsec. Nts., 12/15/26                    1,500,000     1,316,250
-----------------------------------------------------------------------------------------------------------
MEDIA--0.6%
Liberty Media Corp., 3.125% Cv. Sr. Unsec. Unsub. Debs., 3/30/23                  2,000,000     2,095,000
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.5%
United Auto Group, Inc., 3.50% Cv. Sr. Sub. Nts., 4/1/26                          2,000,000     1,865,000
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.9%
-----------------------------------------------------------------------------------------------------------
BEVERAGES--1.7%
Molson Coors Brewing Co., 2.50% Cv. Sr. Nts., 7/30/13                             5,000,000     6,106,250
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.1%
Archer-Daniels-Midland Co., 0.875% Cv. Sr. Unsec. Nts., 2/15/14                   4,000,000     4,045,000
-----------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
Chattem, Inc.:
2% Cv. Sr. Nts., Series AI, 11/15/13 1                                            2,000,000     2,552,500
2% Cv. Sr. Unsec. Unsub. Nts., 11/15/13                                           1,000,000     1,276,250
                                                                                              -------------
                                                                                                3,828,750

-----------------------------------------------------------------------------------------------------------
ENERGY--7.2%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--5.6%
Cameron International Corp., 2.50% Cv. Sr. Unsec. Nts., 6/15/26 1                 4,000,000     6,765,000
-----------------------------------------------------------------------------------------------------------
Schlumberger Ltd., 2.125% Cv. Sr. Unsec. Nts., 6/1/23                             1,500,000     4,055,625
-----------------------------------------------------------------------------------------------------------
Transocean, Inc., 1.50% Cv. Sr. Unsec. Unsub. Nts., Series B, 12/15/37            8,000,000     9,080,000
                                                                                              -------------
                                                                                               19,900,625

-----------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--1.6%
Peabody Energy Corp., 4.75% Cv. Jr. Unsec. Sub. Debs., 12/15/66                   3,500,000     5,796,875
-----------------------------------------------------------------------------------------------------------
FINANCIALS--4.7%
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.5%
National City Corp., 4% Cv. Sr. Unsec. Nts., 2/1/11                               2,000,000     1,627,500
-----------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--3.3%
Alexandria Real Estate Equities, Inc., 3.70% Cv. Sr. Unsec. Nts., 1/15/27 1       3,000,000     2,925,000
-----------------------------------------------------------------------------------------------------------
Prologis Trust, 2.25% Cv. Sr. Unsec. Nts., 4/1/37 1                               5,500,000     5,053,125
-----------------------------------------------------------------------------------------------------------
Rayonier TRS Holdings, Inc., 3.75% Cv. Sr. Nts., 10/15/12 1                       4,000,000     4,040,000
                                                                                              -------------
                                                                                               12,018,125

-----------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.9%
Forest City Enterprises, Inc., 3.625% Cv. Nts., 10/15/11 1                        4,000,000     3,320,400

                  F1 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL
                                                                                    AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
HEALTH CARE--14.5%
-----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.8%
Amgen, Inc., 0.375% Cv. Sr. Nts., 2/1/13 1                                     $ 4,000,000   $  3,500,000
-----------------------------------------------------------------------------------------------------------
Genzyme Corp., 1.25% Cv. Sr. Nts., 12/1/23 1                                     4,000,000      4,445,000
-----------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.:
0.50% Cv. Sr. Nts., 5/1/11 1                                                     2,000,000      2,875,000
0.50% Cv. Sr. Nts., 5/1/11                                                       2,000,000      2,875,000
                                                                                             --------------
                                                                                               13,695,000

-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.5%
Beckman Coulter, Inc.:
2.50% Cv. Sr. Sub. Nts., 12/15/36 1                                              3,000,000      3,333,750
2.50% Cv. Sr. Unsec. Nts., 12/15/36                                              1,000,000      1,111,250
-----------------------------------------------------------------------------------------------------------
Hologic, Inc., 2% Cv. Sr. Unsec. Unsub. Nts., 12/15/37 2                         4,500,000      3,825,000
-----------------------------------------------------------------------------------------------------------
Integra LifeSciences Holdings Corp., 2.375% Cv. Sr. Nts., 6/1/12 1               2,000,000      1,832,500
-----------------------------------------------------------------------------------------------------------
Medtronic, Inc., 1.50% Cv. Sr. Unsec. Nts., 4/15/11                              5,500,000      5,871,250
                                                                                             --------------
                                                                                               15,973,750

-----------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--1.7%
Fisher Scientific International, Inc., 3.25% Cv. Sr. Unsec. Sub. Nts.,
3/1/24                                                                           4,000,000      6,070,000
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.5%
Allergan, Inc., 1.50% Cv. Nts., 4/1/26 1                                         4,000,000      4,235,000
-----------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., 2.50% Cv. Sr. Unsec. Nts., 6/4/32                  3,000,000      2,775,000
-----------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance II LLC, 0.50% Cv. Sr. Debs., Series A, 2/1/24
(cv. into ADRs of Teva Pharmaceutical Industries Ltd.)                           4,000,000      4,910,000
-----------------------------------------------------------------------------------------------------------
Wyeth, 3.581% Cv. Sr. Unsec. Nts., 1/15/24 2                                     4,000,000      4,104,800
                                                                                             --------------
                                                                                               16,024,800

-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--11.7%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.5%
Alliant Techsystems, Inc., 2.75% Cv. Sr. Sub. Nts., 9/15/11 1                    5,000,000      6,062,500
-----------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 3% Cv. Sr. Unsec. Bonds, 8/1/35                        4,000,000      4,445,000
-----------------------------------------------------------------------------------------------------------
Lockheed Martin Corp., 2.426% Cv. Sr. Nts., 8/15/33 2                            4,000,000      5,459,600
                                                                                             --------------
                                                                                               15,967,100

-----------------------------------------------------------------------------------------------------------
AIRLINES--0.4%
UAL Corp., 5% Cv. Bonds, 2/1/21                                                  3,000,000      1,357,500
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.0%
Covanta Holding Corp., 1% Cv. Unsec. Debs., 2/1/27                               5,000,000      5,331,250
-----------------------------------------------------------------------------------------------------------
Waste Connections, Inc., 3.75% Cv. Sr. Unsec. Nts., 4/1/26                       5,000,000      5,531,250
                                                                                             --------------
                                                                                               10,862,500

-----------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.1%
Quanta Services, Inc., 3.75% Cv. Sub. Nts., 4/30/26                              2,500,000      4,025,000

                  F2 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                    PRINCIPAL
                                                                                       AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.1%
General Cable Corp., 1% Cv. Sr. Nts., 10/15/12 1                                  $ 4,000,000   $ 3,970,000
-------------------------------------------------------------------------------------------------------------
MACHINERY--1.6%
Danaher Corp., 1.121% Cv. Sr. Unsec. Unsub. Liquid Yield Option Nts., 1/22/21 3     5,000,000     5,706,250
-------------------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc.:
2.888% Cv. Sub. Nts., 12/31/06 4,5                                                  4,621,560        46,216
8.25% Cv. Sub. Nts., 12/31/06 4,5                                                   3,775,839        37,758
                                                                                                -------------
                                                                                                  5,790,224

-------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--13.9%
-------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.6%
Comverse Technology, Inc., 0% Cv. Sr. Unsec. Zero Yield
Puttable Securities, 5/15/23 3                                                      2,000,000     2,135,000
-------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.8%
EMC Corp., 1.75% Cv. Sr. Nts., 12/1/11 1                                            4,000,000     4,575,000
-------------------------------------------------------------------------------------------------------------
NetApp, Inc., 1.75% Cv. Sr. Unsec. Nts., 6/1/13 1                                   2,000,000     1,945,000
                                                                                                -------------
                                                                                                  6,520,000

-------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.1%
VeriSign, Inc., 3.25% Cv. Jr. Unsec. Sub. Debs., 8/15/37 1                          3,000,000     3,892,500
-------------------------------------------------------------------------------------------------------------
IT SERVICES--1.6%
DST Systems, Inc., 3.625% Cv. Sr. Unsec. Debs., Series B, 8/15/23                   3,000,000     3,450,000
-------------------------------------------------------------------------------------------------------------
VeriFone Holdings, Inc., 1.375% Cv. Sr. Nts., 6/15/12 1                             3,000,000     2,227,500
                                                                                                -------------
                                                                                                  5,677,500

-------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.4%
Advanced Micro Devices, Inc., 6% Cv. Sr. Nts., 5/1/15 1                             4,000,000     2,540,000
-------------------------------------------------------------------------------------------------------------
Agere Systems, Inc., 6.50% Cv. Unsec. Unsub. Nts., 12/15/09
(cv. into Agere Systems, Inc., Cl. A common stock) 4                                5,000,000     5,100,000
-------------------------------------------------------------------------------------------------------------
Intel Corp.:
2.95% Cv. Unsec. Sub. Debs., 12/15/35                                               2,000,000     1,957,500
2.95% Cv. Unsec. Sub. Debs., 12/15/35 1                                             4,000,000     3,915,000
-------------------------------------------------------------------------------------------------------------
Microchip Technology, Inc., 2.125% Cv. Jr. Sub. Bonds, 12/15/37                     3,000,000     3,097,500
-------------------------------------------------------------------------------------------------------------
Xilinx, Inc., 3.125% Cv. Jr. Unsec. Sub. Debs., 3/15/37 1                           3,000,000     2,850,000
                                                                                                -------------
                                                                                                 19,460,000

-------------------------------------------------------------------------------------------------------------
SOFTWARE--3.4%
Red Hat, Inc., 0.50% Cv. Sr. Unsec. Sub. Debs., 1/15/24                             3,000,000     3,052,500
-------------------------------------------------------------------------------------------------------------
Sybase, Inc., 1.75% Cv. Sub. Nts., 2/22/25                                          2,500,000     3,156,250
-------------------------------------------------------------------------------------------------------------
Symantec Corp., 0.75% Cv. Sr. Unsec. Nts., 6/15/11                                  5,000,000     5,731,250
                                                                                                -------------
                                                                                                 11,940,000

                  F3 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                          AMOUNT          VALUE
-------------------------------------------------------------------------------------------------
MATERIALS--0.7%
-------------------------------------------------------------------------------------------------
METALS & MINING--0.7%
Newmont Mining Corp., 1.625% Cv. Sr. Nts., 7/15/17 1                 $ 2,000,000  $   2,585,000
-------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.0%
-------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.7%
Level 3 Communications, Inc., 2.875% Cv. Sub. Nts., 7/15/10            3,000,000      2,523,750
-------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.3%
NII Holdings, Inc., 2.75% Cv. Sr. Unsec. Nts., 8/15/25                 4,000,000      4,680,000
-------------------------------------------------------------------------------------------------
UTILITIES--1.3%
-------------------------------------------------------------------------------------------------
MULTI-UTILITIES--1.3%
CMS Energy Corp., 2.875% Cv. Sr. Nts., 12/1/24                         4,000,000      4,735,000
                                                                                  ---------------

Total Convertible Corporate Bonds and Notes (Cost $227,797,527)                     226,096,899

                                                                          SHARES
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
PREFERRED STOCKS--27.4%
-------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY--1.6%
-------------------------------------------------------------------------------------------------
AUTOMOBILES--0.9%
General Motors Corp.:
5.25% Cv., Series B                                                      100,000      1,370,000
6.25% Cv. Series C, Non-Vtg.                                             150,000      1,989,000
                                                                                  ---------------
                                                                                      3,359,000

-------------------------------------------------------------------------------------------------
MEDIA--0.7%
Interpublic Group of Cos., Inc. (The), 5.25% Cv. Unsec., Series B 1        3,000      2,449,500
-------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.1%
-------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.1%
Bunge Ltd., 5.125% Cv., Non-Vtg.                                           4,000      3,980,000
-------------------------------------------------------------------------------------------------
ENERGY--3.7%
-------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.7%
Chesapeake Energy Corp., 5% Cum. Cv., Non-Vtg. 1                          35,000      6,396,250
-------------------------------------------------------------------------------------------------
El Paso Corp., 4.99% Cv.                                                   4,000      6,896,000
                                                                                  ---------------
                                                                                     13,292,250

-------------------------------------------------------------------------------------------------
FINANCIALS--10.8%
-------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.5%
Affiliated Managers Group, Inc., 5.10% Cv. 1                             120,000      5,250,000
-------------------------------------------------------------------------------------------------
E*TRADE Financial Corp., 6.125% Cum. Cv.                                 150,000        705,000
-------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7.25% Cv., Series P, Non-Vtg.              3,500      2,815,505
                                                                                  ---------------
                                                                                      8,770,505

-------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.7%
Wachovia Corp., 7.50% Cv., Cl. A, Series L                                 3,000      2,644,140

                  F4 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                      SHARES         VALUE
--------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.2%
Bank of America Corp., 7.25% Non-Cum. Cv.                              6,000   $ 5,310,000
--------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.02% Cv., Series GNW                       100,000     1,856,000
--------------------------------------------------------------------------------------------
Citigroup, Inc., 6.50% Cv., Series T, Non-Vtg.                       100,000     4,350,000
                                                                               -------------
                                                                                11,516,000

--------------------------------------------------------------------------------------------
INSURANCE--2.9%
MetLife, Inc., 6.375% Cv. Equity Units, Series B (each equity unit consists of a fractional interest in trust preferred
securities as well as a stock purchase contract to purchase
MetLife, Inc., Series A and Series B) 6                              200,000     5,242,000
--------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd., 6% Cv., Series A                170,000     5,016,700
                                                                               -------------
                                                                                10,258,700

--------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--1.0%
Simon Property Group, Inc., 6% Cv., Non-Vtg.                          50,000     3,650,000
--------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Washington Mutual Capital Trust 2001, 5.375% Cum. Cv. Units
(each unit consists of one preferred stock and one warrant to
purchase shares of Washington Mutual, Inc.), Non-Vtg. 6               75,000     1,800,000
--------------------------------------------------------------------------------------------
HEALTH CARE--0.8%
--------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.8%
Schering-Plough Corp., 6% Cv.                                         15,000     2,859,150
--------------------------------------------------------------------------------------------
INDUSTRIALS--0.9%
--------------------------------------------------------------------------------------------
ROAD & RAIL--0.9%
Kansas City Southern, Inc., 5.125% Cum. Cv., Non-Vtg.                  2,000     3,175,500
--------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.0%
--------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.0%
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.          5,000     3,800,000
--------------------------------------------------------------------------------------------
MATERIALS--2.8%
--------------------------------------------------------------------------------------------
CHEMICALS--0.8%
Celanese Corp., 4.25% Cum. Cv.                                        50,000     2,937,500
--------------------------------------------------------------------------------------------
METALS & MINING--2.0%
Freeport-McMoRan Copper & Gold, Inc., 6.75% Cv., Non-Vtg.             30,000     5,043,600
--------------------------------------------------------------------------------------------
Vale Capital Ltd., 5.50% Cv.                                          30,000     2,029,500
                                                                               -------------
                                                                                 7,073,100

--------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.3%
--------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.3%
Crown Castle International Corp., 6.25% Cv.                           80,000     4,610,000
--------------------------------------------------------------------------------------------
UTILITIES--3.4%
--------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.8%
Entergy Corp., 7.625% Cv.                                             90,000     6,363,000

                  F5 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


                                                                    SHARES            VALUE
---------------------------------------------------------------------------------------------
ENERGY TRADERS--1.6%
NRG Energy, Inc., 5.75% Cv.                                         16,000    $   5,843,840
                                                                              ---------------
Total Preferred Stocks (Cost $98,658,623)                                        98,382,185

---------------------------------------------------------------------------------------------
COMMON STOCKS--4.8%
---------------------------------------------------------------------------------------------

Altria Group, Inc.                                                  60,000        1,233,600
---------------------------------------------------------------------------------------------
General Electric Co.                                               130,000        3,469,700
---------------------------------------------------------------------------------------------
Johnson & Johnson                                                   80,000        5,147,200
---------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                          50,000        4,493,000
---------------------------------------------------------------------------------------------
Philip Morris International, Inc.                                   60,000        2,963,399
---------------------------------------------------------------------------------------------
SystemOne Technologies, Inc. 4,7                                   197,142            4,929
                                                                              ---------------

Total Common Stocks (Cost $16,969,400)                                           17,311,828

---------------------------------------------------------------------------------------------
INVESTMENT COMPANY--4.2%
---------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E, 2.69% 8,9
(Cost $14,906,808)                                              14,906,808       14,906,808

---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $358,332,358)                       99.5%     356,697,720
---------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                        0.5        1,743,186
                                                                -----------------------------

NET ASSETS                                                           100.0%   $ 358,440,906
                                                                =============================


FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $93,535,525 or 26.10% of the Fund's net assets as of June 30, 2008.

2. Represents the current interest rate for a variable or increasing rate security.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Illiquid security. The aggregate value of illiquid or restricted securities as of June 30, 2008 was $5,188,903, which represents 1.45% of the Fund's net assets. See Note 5 of accompanying Notes.

5. Issue is in default. See Note 1 of accompanying Notes.

6. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

7. Non-income producing security.

8. Rate shown is the 7-day yield as of June 30, 2008.

9. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                  F6 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                       SHARES        GROSS        GROSS          SHARES
                            DECEMBER 31, 2007    ADDITIONS   REDUCTIONS   JUNE 30, 2008
-----------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E           13,392,345   57,579,422   56,064,959      14,906,808

                                             DIVIDEND
                                     VALUE     INCOME
-------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E      $ 14,906,808  $ 289,649

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 -- quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 -- inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 -- unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                                   INVESTMENTS   OTHER FINANCIAL
                                                 IN SECURITIES      INSTRUMENTS*
----------------------------------------------------------------------------------
Level 1--Quoted Prices                           $  37,367,776               $--
Level 2--Other Significant Observable Inputs       319,245,970                --
Level 3--Significant Unobservable Inputs                83,974                --
                                                 ---------------------------------
   Total                                         $ 356,697,720               $--
                                                 =================================

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F7 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

June 30, 2008
----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $343,425,550)                                                 $ 341,790,912
Affiliated companies (cost $14,906,808)                                                       14,906,808
                                                                                           ---------------
                                                                                             356,697,720

----------------------------------------------------------------------------------------------------------
Cash                                                                                             627,676
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                               1,868,389
Interest and dividends                                                                         1,567,387
Shares of beneficial interest sold                                                               429,081
Other                                                                                             54,193
                                                                                           ---------------
Total assets                                                                                 361,244,446

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------

Payables and other liabilities:
Shares of beneficial interest redeemed                                                         2,047,079
Dividends                                                                                        337,305
Distribution and service plan fees                                                               219,875
Trustees' compensation                                                                            82,151
Shareholder communications                                                                        53,333
Transfer and shareholder servicing agent fees                                                     46,525
Other                                                                                             17,272
                                                                                           ---------------
Total liabilities                                                                              2,803,540

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $ 358,440,906
                                                                                           ===============

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------

Paid-in capital                                                                            $ 421,828,046
----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                               (6,560,498)
----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                 (55,192,004)
----------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                    (1,634,638)
                                                                                           ---------------
NET ASSETS                                                                                 $ 358,440,906
                                                                                           ===============

                  F8 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of $223,379,789 and
16,249,864 shares of beneficial interest outstanding)                                      $       13.75
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering
price)                                                                                     $       14.59
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $24,122,167 and
1,752,031 shares of beneficial interest outstanding)                                       $       13.77
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $49,374,515 and 3,593,691
shares of beneficial interest outstanding)                                                 $       13.74
----------------------------------------------------------------------------------------------------------
Class M Shares:
Net asset value and redemption price per share (based on net assets of $57,517,212 and
4,186,927 shares of beneficial interest outstanding)                                       $       13.74
Maximum offering price per share (net asset value plus sales charge of 3.25% of offering
price)                                                                                     $       14.20
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $4,047,223 and
294,407 shares of beneficial interest outstanding)                                         $       13.75

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F9 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2008
------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------

Dividends:
Unaffiliated companies                                         $  3,114,716
Affiliated companies                                                289,649
------------------------------------------------------------------------------
Interest                                                          1,923,724
                                                               ---------------
Total investment income                                           5,328,089

------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------

Management fees                                                     937,903
------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                             268,390
Class B                                                             131,226
Class C                                                             254,698
Class M                                                              67,888
Class N                                                               9,133
------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                             154,637
Class B                                                              22,144
Class C                                                              40,465
Class M                                                              30,008
Class N                                                               5,417
------------------------------------------------------------------------------
Shareholder communications:
Class A                                                              36,497
Class B                                                               4,611
Class C                                                               6,213
Class M                                                               4,289
Class N                                                               1,120
------------------------------------------------------------------------------
Accounting service fees                                              57,283
------------------------------------------------------------------------------
Trustees' compensation                                               20,523
------------------------------------------------------------------------------
Custodian fees and expenses                                           1,702
------------------------------------------------------------------------------
Administration service fees                                             750
------------------------------------------------------------------------------
Other                                                                59,733
                                                               ---------------
Total expenses                                                    2,114,630
Less reduction to custodian expenses                                 (1,028)
Less waivers and reimbursements of expenses                          (8,663)
                                                               ---------------
Net expenses                                                      2,104,939

------------------------------------------------------------------------------
NET INVESTMENT INCOME                                             3,223,150

                 F10 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
------------------------------------------------------------------------------

Net realized loss on investments from unaffiliated companies     (3,090,772)
------------------------------------------------------------------------------
Net change in unrealized depreciation on investments            (18,921,660)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           $(18,789,282)
                                                               ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 F11 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS             YEAR
                                                                          ENDED            ENDED
                                                                  JUNE 30, 2008     DECEMBER 31,
                                                                    (UNAUDITED)             2007
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------

Net investment income                                             $   3,223,150    $   7,325,503
---------------------------------------------------------------------------------------------------
Net realized gain (loss)                                             (3,090,772)      32,929,737
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                (18,921,660)     (12,516,234)
                                                                  ---------------------------------
Net increase (decrease) in net assets resulting from operations     (18,789,282)      27,739,006

---------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                              (2,183,304)      (9,495,882)
Class B                                                                (142,316)        (974,454)
Class C                                                                (281,093)      (1,672,970)
Class M                                                                (585,726)      (2,579,241)
Class N                                                                 (26,381)        (138,724)
                                                                  ---------------------------------
                                                                     (3,218,820)     (14,861,271)

---------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                              (9,000,009)      (1,162,580)
Class B                                                              (4,590,638)     (11,726,430)
Class C                                                              (1,978,999)      (3,070,785)
Class M                                                              (3,517,483)      (8,635,694)
Class N                                                                 632,451)     (13,665,429)
                                                                  ---------------------------------
                                                                    (18,454,678)     (38,260,918)

---------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------

Total decrease                                                      (40,462,780)     (25,383,183)
---------------------------------------------------------------------------------------------------
Beginning of period                                                 398,903,686      424,286,869
                                                                  ---------------------------------
End of period (including accumulated net investment loss
of $6,560,498 and $6,564,828, respectively)                       $ 358,440,906    $ 398,903,686
                                                                  =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 F12 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                               ENDED
                                       JUNE 30, 2008                                                    YEAR ENDED DECEMBER 31,
CLASS A                                  (UNAUDITED)           2007           2006           2005           2004           2003
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period   $       14.56     $    14.16     $    13.22     $    13.63     $    13.27     $    11.29
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                            .13 1          .29 1          .35 1          .35 1          .43 1          .56
Net realized and unrealized gain
(loss)                                          (.81)           .68           1.04           (.16)           .58           1.98
                                       -------------------------------------------------------------------------------------------
Total from investment operations                (.68)           .97           1.39            .19           1.01           2.54
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income            (.13)          (.57)          (.45)          (.60)          (.65)          (.56)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $       13.75     $    14.56     $    14.16     $    13.22     $    13.63     $    13.27
                                       ===========================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2             (4.65)%         6.81%         10.63%          1.50%          7.74%         22.95%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------

Net assets,end of period (in
thousands)                             $     223,380     $  246,064     $  240,088     $  251,033     $  319,478     $  310,641
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)      $     231,964     $  251,877     $  239,978     $  277,049     $  321,729     $  252,347
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                           1.89%          1.93%          2.57%          2.66%          3.24%          4.48%
Total expenses                                  0.98% 4        0.95% 4        0.95% 4        0.97%          0.94%          0.94%
Expenses after payments, waivers
and/or reimbursements and
reduction to custodian expenses                 0.98%          0.95%          0.95%          0.96%          0.94%          0.94%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           15%            56%            54%            50%            54%            61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended June 30, 2008   0.98%
      Year Ended December 31, 2007     0.95%
      Year Ended December 31, 2006     0.95%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 F13 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                     SIX MONTHS
                                          ENDED
                                  JUNE 30, 2008                                                      YEAR ENDED DECEMBER 31,
CLASS B                             (UNAUDITED)             2007             2006           2005          2004          2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
of period                         $       14.59         $  14.18         $  13.24       $  13.65     $   13.29     $   11.30
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income                       .08 1            .17 1            .24 1          .24 1         .33 1         .43
Net realized and unrealized
gain (loss)                                (.82)             .69             1.04           (.15)          .58          2.02
                                  -------------------------------------------------------------------------------------------------
Total from investment operations           (.74)             .86             1.28            .09           .91          2.45
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                     (.08)            (.45)            (.34)          (.50)         (.55)         (.46)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period    $       13.77         $  14.59         $  14.18       $  13.24     $   13.65     $   13.29
                                  =================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                   (5.10)%           6.04%            9.75%          0.68%         6.92%        22.07%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                    $      24,122         $ 30,277         $ 40,597       $ 58,483     $  84,816     $ 133,058
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands) $      26,418         $ 35,744         $ 47,985       $ 68,098     $ 102,670     $ 139,757
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                      1.10%            1.12%            1.74%          1.84%         2.47%         3.79%
Total expenses                             1.78% 4,5,6      1.76% 4,5,6      1.75% 4,5      1.79% 6       1.75% 6       1.74% 6,7
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      15%              56%              54%            50%           54%           61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended June 30, 2008   1.78%
      Year Ended December 31, 2007     1.76%
      Year Ended December 31, 2006     1.75%

5. Waiver or reimbursement of indirect management fees less than 0.005%.

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 F14 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                      SIX MONTHS
                                           ENDED
                                   JUNE 30, 2008                                                     YEAR ENDED DECEMBER 31,
CLASS C                              (UNAUDITED)             2007             2006           2005          2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
of period                          $       14.56         $  14.15         $  13.21       $  13.62      $  13.27     $  11.28
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income                        .08 1            .17 1            .24 1          .25 1         .33 1        .46
Net realized and unrealized
gain (loss)                                 (.82)             .69             1.04           (.16)          .57         1.99
                                   ------------------------------------------------------------------------------------------------
Total from investment operations            (.74)             .86             1.28            .09           .90         2.45
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                      (.08)            (.45)            (.34)          (.50)         (.55)        (.46)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period     $       13.74         $  14.56         $  14.15       $  13.21      $  13.62     $  13.27
                                   ================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                    (5.10)%           6.06%            9.78%          0.72%         6.89%       22.14%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                     $      49,375         $ 54,342         $ 55,737       $ 62,231      $ 80,995     $ 82,149
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                     $      51,336         $ 56,622         $ 57,353       $ 69,275      $ 82,470     $ 69,787
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment income                       1.11%            1.13%            1.77%          1.89%         2.48%        3.73%
Total expenses                              1.76% 4,5,6      1.75% 4,5,6      1.74% 4,5      1.74% 6       1.70% 6      1.70% 6,7
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       15%              56%              54%            50%           54%          61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended June 30, 2008  1.76%
      Year Ended December 31, 2007    1.75%
      Year Ended December 31, 2006    1.74%

5. Waiver or reimbursement of indirect management fees less than 0.005%.

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 F15 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                           ENDED
                                   JUNE 30, 2008                                                        YEAR ENDED DECEMBER 31,
CLASS M                              (UNAUDITED)             2007             2006           2005          2004            2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
of period                          $       14.55         $  14.15         $  13.21       $  13.62     $   13.27       $   11.28
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                        .14 1            .29 1            .36 1          .36 1         .43 1           .50
Net realized and unrealized gain
(loss)                                      (.81)             .68             1.03           (.16)          .57            2.00
                                   -------------------------------------------------------------------------------------------------
Total from investment operations            (.67)             .97             1.39            .20          1.00            2.50
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment
income                                      (.14)            (.57)            (.45)          (.61)         (.65)           (.51)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period     $       13.74         $  14.55         $  14.15       $  13.21     $   13.62       $   13.27
                                   =================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                    (4.62)%           6.86%           10.68%          1.55%         7.69%          22.59%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                     $      57,517         $ 64,583         $ 70,996       $ 79,023     $ 100,877       $ 114,600
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)  $      60,341         $ 69,305         $ 73,597       $ 86,969     $ 106,194       $ 110,337
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                       1.95%            1.96%            2.60%          2.72%         3.24%           4.16%
Total expenses                              0.92% 4,5,6      0.91% 4,5,6      0.91% 4,5      0.91% 6       0.95% 6,7       1.32% 6,7
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       15%              56%              54%            50%           54%             61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended June 30, 2008  0.92%
      Year Ended December 31, 2007    0.91%
      Year Ended December 31, 2006    0.91%

5. Waiver or reimbursement of indirect management fees less than 0.005%.

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 F16 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                               SIX MONTHS
                                                    ENDED
                                            JUNE 30, 2008                                          YEAR ENDED DECEMBER 31,
CLASS N                                       (UNAUDITED)         2007         2006         2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period        $       14.56     $  14.16     $  13.22     $  13.63     $  13.27     $  11.29
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .10 1        .23 1        .31 1        .28 1        .37 1        .49
Net realized and unrealized gain (loss)              (.81)         .68         1.02         (.15)         .58         2.00
                                            ---------------------------------------------------------------------------------
Total from investment operations                     (.71)         .91         1.33          .13          .95         2.49
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                 (.10)        (.51)        (.39)        (.54)        (.59)        (.51)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $       13.75     $  14.56     $  14.16     $  13.22     $  13.63     $  13.27
                                            =================================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  (4.87)%       6.41%       10.19%        1.04%        7.31%       22.45%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)    $       4,047     $  3,638     $  16,86     $  2,485     $  2,131     $  1,458
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $       3,679     $  4,767     $  5,669     $  2,378     $  1,781     $    743
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                1.45%        1.51%        2.26%        2.17%        2.79%        3.87%
Total expenses                                       1.44% 4      1.30% 4      1.23% 4      1.45%        1.37%        1.37%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                   1.42%        1.30%        1.23%        1.43%        1.37%        1.35%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                15%          56%          54%          50%          54%          61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended June 30, 2008  1.44%
      Year Ended December 31, 2007    1.30%
      Year Ended December 31, 2006    1.23%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 F17 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Convertible Securities Fund (the "Fund"), a portfolio of the Bond Fund Series, is registered under the Investment Company Act of 1940, as amended, as an ope-nend management investment company. The Fund's investment objective is to seek a high level of total return through a combination of current income and capital appreciation. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class M and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class M shares are sold with a reduced front-end sales charge. Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C, M and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

      Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

                 F18 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

      Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NAS-DAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

      Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

      Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

      "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

                 F19 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2008, securities with an aggregate market value of $83,974, representing 0.02% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its invest ment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended December 31, 2007, the Fund utilized $29,776,527 of capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2007, the Fund had available for federal income tax purposes post-October losses of $355,306 and unused capital loss carryforward as follows:

                  EXPIRING
                  ------------------------
                  2010        $ 50,922,345

As of June 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $54,368,423 expiring by 2016. This estimated capital loss car-ryforward represents carryforward as of the end of the last fiscal year, increased for losses

                 F20 | OPPENHEIMER CONVERTIBLE SECURITIES FUND deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities   $ 359,155,941
                                             =============
            Gross unrealized appreciation    $  35,817,078
            Gross unrealized depreciation      (38,275,299)
                                             -------------
            Net unrealized depreciation      $  (2,458,221)
                                             =============

TRUSTEES' COMPENSATION. On November 19, 2007, the Fund's Board of Trustees voted to freeze participation in the retirement plan for the Board's independent trustees by not adding new participants to the plan after December 31, 2007. Active independent trustees who have accrued benefits under the plan prior to the freeze date will elect a distribution method with respect to their benefits. Benefits already accrued under the plan for Trustees who were participants prior to that freeze date are not affected.

During the six months ended June 30, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

            Projected Benefit Obligations Increased     $14,575
            Payments Made to Retired Trustees             2,483
            Accumulated Liability as of June 30, 2008    70,429

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect

                 F21 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                 F22 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

2. SHARES OF BENEFICIAL INTEREST
--------------------------------------------------------------------------------

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            SIX MONTHS ENDED JUNE 30, 2008    YEAR ENDED DECEMBER 31, 2007
                                                   SHARES           AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                            1,091,993    $  15,412,126       2,962,125    $ 44,055,334
Dividends and/or
distributions reinvested                          130,262        1,784,395         529,518       7,822,229
Redeemed                                       (1,867,039)     (26,196,530)     (3,555,848)    (53,040,143)
                                            -----------------------------------------------------------------
Net decrease                                     (644,784)   $  (9,000,009)        (64,205)   $ (1,162,580)
                                            =================================================================

-------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                               95,091    $   1,341,333         220,539    $  3,295,199
Dividends and/or
distributions reinvested                            6,755           92,513          42,793         631,751
Redeemed                                         (425,451)      (6,024,484)     (1,050,913)    (15,653,380)
                                            -----------------------------------------------------------------
Net decrease                                     (323,605)   $  (4,590,638)       (787,581)   $(11,726,430)
                                            =================================================================

-------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                              244,435    $   3,420,788         466,886    $  6,963,246
Dividends and/or distributions reinvested          14,604          200,037          81,687       1,203,053
Redeemed                                         (398,642)      (5,599,824)       (754,360)    (11,237,084)
                                            -----------------------------------------------------------------
Net decrease                                     (139,603)   $  (1,978,999)       (205,787)   $ (3,070,785)
                                            =================================================================

-------------------------------------------------------------------------------------------------------------
CLASS M
Sold                                               12,461    $     174,594          35,567    $    526,827
Dividends and/or distributions reinvested          30,636          419,422         126,043       1,861,386
Redeemed                                         (293,358)      (4,111,499)       (742,555)    (11,023,907)
                                            -----------------------------------------------------------------
Net decrease                                     (250,261)   $  (3,517,483)       (580,945)   $ (8,635,694)
                                            =================================================================

-------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                               74,668    $   1,058,479          61,012    $    930,385
Dividends and/or distributions reinvested           1,627           22,304           8,441         124,258
Redeemed                                          (31,700)        (448,332)     (1,010,689)    (14,720,072)
                                            -----------------------------------------------------------------
Net increase (decrease)                            44,595    $     632,451        (941,236)   $(13,665,429)
                                            =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2008, were as follows:

                                           PURCHASES          SALES
                ---------------------------------------------------
                Investment securities   $ 50,969,137   $ 67,202,779

                 F23 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                FEE SCHEDULE
                ----------------------------
                Up to $50 million    0.6250%
                Next $250 million    0.5000
                Next $700 million    0.4375
                Over $1 billion      0.4200

--------------------------------------------------------------------------------
ACCOUNTING SERVICE FEES. Accounting service fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the six months ended June 30, 2008, the Fund paid $57,283 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2008, the Fund paid $264,113 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C, CLASS M AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C, Class M and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based

                 F24 | OPPENHEIMER CONVERTIBLE SECURITIES FUND sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. While the Class M plan permits an annual asset-based sales charge payment of 0.50%, the Board has set that payment at zero effective February 11, 2004. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C, Class M or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund for all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plan at June 30, 2008 for Class B, Class C and Class N shares were $2,040,481, $2,921,494 and $169,984, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                      CLASS A         CLASS B         CLASS C         CLASS N
                      CLASS A         CLASS M      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                    FRONT-END       FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS        RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------------------------
June 30, 2008   $      22,582   $          42   $         853   $      34,911   $       1,501   $          71

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended June 30, 2008, OFS waived $230 for Class N shares. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2008, the Manager waived $8,433 for IMMF management fees.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

                 F25 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

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6. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

                 F26 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

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The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                  15 | OPPENHEIMER CONVERTIBLE SECURITIES FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Fund Series

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 08/07/2008

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 08/07/2008